Financial and capital risk management (Details 7) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16	$ (24)
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Risk U S Libor Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	16
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Risk U S Libor Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(36)
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Risk U S Libor Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(91)
Protected Item Libor U S Indexed Debt [Member] | Risk U S Libor Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	36
Protected Item Libor U S Indexed Debt [Member] | Risk U S Libor Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 91